Summary of Significant Accounting Policies (Details) - Schedule of summarized operating results of the VIEs	6 Months Ended
Jan. 31, 2021 USD ($)
Condensed Income Statements, Captions [Line Items]
Operating revenue	$ 2,498,505
Loss from operations	(1,214,309)
Loss before income taxes	(1,230,052)
Net loss	(1,205,925)
Qianhai VIE [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenue	380,954
Loss from operations	(60,242)
Loss before income taxes	(63,765)
Net loss	(63,765)
LMG VIE [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenue	2,117,551
Loss from operations	(1,154,067)
Loss before income taxes	(1,166,287)
Net loss	$ (1,142,160)